Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash	$ 781	$ 716
Prepaid expenses		2,548
Total Assets	781	3,264
CURRENT LIABILITIES:
Accounts payable and accrued expenses	7,180	3,385
Advances from shareholders	89,299	59,254
Advances from related party	647	6,159
Total Current Liabilities	97,126	68,798
STOCKHOLDERS' DEFICIT:
Preferred stock at $0.001 par value: 30,000,000 shares authorized; none issued or outstanding
Common stock par value $0.001: 200,000,000 shares authorized; 325,750 shares issued and outstanding	326	326
Additional paid-in capital	1,678,301	1,664,282
Accumulated deficit	(1,774,972)	(1,730,142)
Total Stockholders' Deficit	(96,345)	(65,534)
Total Liabilities and Stockholders' Deficit	$ 781	$ 3,264